Classification and measurement of financial instruments	12 Months Ended
Dec. 31, 2025
Disclosure of fair value measurement of assets and liabilities [abstract]
Classification and measurement of financial instruments	24. Classification and measurement of financial instruments
Accounting classification and fair value hierarchy

					2025				2024
	Hierarchy of fair value measurement	Fair value[a]	Amortised cost	Not categorised as a financial instrument	Total	Fair value[a]	Amortised cost	Not categorised as a financial instrument	Total
		$m	$m	$m	$m	$m	$m	$m	$m
Financial assets
Other financial assets	1,3[b]	161	53	–	214	169	50	–	219
Cash and cash equivalents	1	334	795	–	1,129	415	593	–	1,008
Derivative financial instruments	2	120	–	–	120	4	–	–	4
Deferred compensation plan investments	1	316	–	–	316	286	–	–	286
Trade and other receivables	–	–	761	91	852	–	697	123	820
Financial liabilities
Derivative financial instruments	2	(12)	–	–	(12)	(78)	–	–	(78)
Deferred compensation plan liabilities	1	(316)	–	–	(316)	(286)	–	–	(286)
Loans and other borrowings	–	–	(4,201)	–	(4,201)	–	(3,274)	–	(3,274)
Trade and other payables	3	(79)	(609)	(57)	(745)	(73)	(594)	(61)	(728)
a.With the exception of equity securities of $88m (2024: $89m) measured at fair value through other comprehensive income, all are measured at fair value through profit or loss. Of those, the financial assets related to the deferred compensation plan investments were designated as such upon initial recognition. For derivative financial instruments, these are measured at fair value through profit or loss prior to the application of hedge accounting.
b.Of those measured at fair value, $36m (2024: $43m) are Level 1 and $125m (2024: $126m) are Level 3.
24. Classification and measurement of financial instruments continued
Financial assets and liabilities measured at amortised cost whose carrying amount is not a reasonable approximation of fair value are as follows:

			2025		2024
	Hierarchy of fair value measurement	Carrying value	Fair value	Carrying value	Fair value
		$m	$m	$m	$m
£300m 3.750% bonds 2025	1	–	–	381	373
£350m 2.125% bonds 2026	1	475	465	441	418
€500m 2.125% bonds 2027	1	594	584	526	513
£400m 3.375% bonds 2028	1	539	523	502	471
€600m 4.375% bonds 2029	1	705	734	623	658
€850m 3.375% bonds 2030	1	1,000	996	–	–
€750m 3.625% bonds 2031	1	885	884	784	786
Right of offset
Cash pooling arrangements (see note 17) and derivative financial instruments (see note 23) are entered into under master netting arrangements and other similar agreements. These instruments are not offset in the Group statement of financial position. Certain loans to and from an associate are offset as described in note 30. There are no other financial instruments with a significant fair value which are subject to enforceable master netting agreements.
Valuation techniques
Money market funds, deferred compensation plan investments and bonds
The fair value of money market funds (including accounts pledged as security in note 15), deferred compensation plan investments and bonds is based on their quoted market price.
The deferred compensation plan liabilities are valued at the same amount as the plan assets as the Group’s obligation to employees under the deferred compensation plan is limited to the fair value of assets held.
Unquoted equity securities
Unquoted equity securities are fair valued using a discounted cash flow model, either internally or using professional external valuers. The significant unobservable inputs used to determine the fair value of the equity securities are RevPAR growth
(based on the market-specific growth assumptions used by external valuers), pre-tax discount rate which ranged from 6.4%
to 10.0% (2024: 6.4% to 10.0%), and a non-marketability factor which ranged from 20.0% to 30.0% (2024: 20.0% to 30.0%).
There is no material sensitivity arising from changes in assumptions.
Trade deposits and loans
The value of trade deposits and loans measured at FVTPL are reassessed as market interest rates and credit risk assessments change. The amount recognised of $34m (2024: $31m) is the discounted value of the total expected amount receivable, discounted using unobservable interest rates for loans with similar term and risk. There is no significant sensitivity arising from changes in interest rates.
Derivative financial instruments and other payables
Currency swaps and currency forwards are measured at the present value of future cash flows discounted back based on quoted forward exchange rates and the applicable yield curves derived from quoted interest rates. Adjustments for credit risk use observable credit default swap spreads.
The Group’s put option over part of its investment in the Barclay associate expired at the end of 2025. It was valued at $nil in 2024.
Deferred purchase consideration
Deferred purchase consideration arose in respect of the acquisition of Regent (see page 226). The final instalment of $13m was paid in 2024.
24. Classification and measurement of financial instruments continued
Contingent purchase consideration
Regent
Trade and other payables measured at fair value comprises contingent purchase consideration relating to the Regent business combination.
In 2018, the Group acquired a 51% controlling interest in Regent Hospitality Worldwide, Inc (‘RHW’), with put and call options existing over the remaining 49% shareholding exercisable in a phased manner from 2026 to 2033. The Group has a present ownership interest in the remaining shares and the acquisition was accounted for as 100% owned with no non-controlling interest recognised. Contingent purchase consideration comprises the present value of the expected amounts payable on exercise of the options based on the annual trailing revenue of RHW in the year preceding exercise with a floor applied.
The value of the contingent purchase consideration is subject to periodic reassessment as interest rates and RHW revenue expectations change. The range of possible outcomes is $81m to $261m (undiscounted). The liability is subject to remeasurement at each reporting date, discounting at a rate based on observable US corporate bond rates of similar term to the expected payment dates.
At 31 December 2025, the Group expected to exercise a call option to acquire 25% of the shareholding in the first quarter of
2026 for $39m. The remaining 24% is expected to be acquired in 2028. The fair value is not materially sensitive to reasonable changes in assumptions.
Ruby
Trade and other payables measured at amortised cost includes contingent purchase consideration of $19m relating to the Ruby brand acquisition which was completed in 2025.
The value of the contingent purchase consideration comprises the present value of the expected amounts payable, contingent on the number of Ruby branded rooms operated by the seller at the end of 2029 and 2034.
The range of possible undiscounted payments is €nil to €181m ($213m). The liability is subject to remeasurement at each reporting date, discounted at the rate determined on acquisition.
The significant unobservable input is the expected number of rooms operated by the seller at 31 December 2029 and 2034.
If the expected room count were to increase or decrease by 25%, the amount of contingent consideration would increase/
decrease by $19m and $19m respectively.
Level 3 reconciliation

	Other financial assets	Contingent purchase consideration
	$m	$m
At 1 January 2024	110	(69)
Additions	20	–
Unrealised changes in fair value	–	(4)
Exchange and other adjustments	(4)	–
At 31 December 2024	126	(73)
Unrealised changes in fair value	(1)	(6)
At 31 December 2025	125	(79)
c.